FAIR VALUE MEASUREMENTS (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Number of steps involved in process of impairment test	2
Goodwill impairment charge	$ 0	$ 69
ALICO and AIG Star and AIG Edison
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Goodwill impairment charge		4,600
Fair value on a non-recurring basis
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Impairment Charges	2,353	2,546	3,075
Fair value on a non-recurring basis | Goodwill.
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Impairment Charges			693
Fair value on a non-recurring basis | Investment real estate:
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Impairment Charges	18	604	1,198
Fair value on a non-recurring basis | Other investments
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Impairment Charges	639	323	908
Fair value on a non-recurring basis | Aircraft
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Impairment Charges	1,693	1,614	51
Fair value on a non-recurring basis | Other assets
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Impairment Charges	3	5	225
Fair value on a non-recurring basis | Level 2
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis		4
Fair value on a non-recurring basis | Level 2 | Other investments
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis		4
Fair value on a non-recurring basis | Level 3
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	4,343	8,202
Fair value on a non-recurring basis | Level 3 | Investment real estate:
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	457	1,588
Fair value on a non-recurring basis | Level 3 | Other investments
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	2,199	2,388
Fair value on a non-recurring basis | Level 3 | Aircraft
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	1,683	4,224
Fair value on a non-recurring basis | Level 3 | Other assets
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	4	2
Fair value on a non-recurring basis | Total Fair Value
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	4,343	8,206
Fair value on a non-recurring basis | Total Fair Value | Investment real estate:
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	457	1,588
Fair value on a non-recurring basis | Total Fair Value | Other investments
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	2,199	2,392
Fair value on a non-recurring basis | Total Fair Value | Aircraft
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	1,683	4,224
Fair value on a non-recurring basis | Total Fair Value | Other assets
FAIR VALUE, ASSETS MEASUREMENTS ON A NON-RECURRING BASIS
Assets at Fair Value, Non-Recurring Basis	$ 4	$ 2